Risk/Return Detail Data - FidelityActiveEquityETFs-ComboPRO - USD ($)			12 Months Ended											48 Months Ended		60 Months Ended		72 Months Ended		108 Months Ended		120 Months Ended
		Nov. 29, 2025	Nov. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 29, 2025		Nov. 29, 2025		Nov. 29, 2025		Nov. 29, 2025		Nov. 29, 2025
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | Fidelity Fundamental Large Cap Core ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.38%
Expense Example, with Redemption, 1 Year		$ 39
Expense Example, with Redemption, 3 Years		122
Expense Example, with Redemption, 5 Years		213
Expense Example, with Redemption, 10 Years		$ 480
Annual Return, Inception Date		Jun. 02, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			27.66%													21.37%	[1]
Annual Return [Percent]				27.66%	25.19%	(0.07%)	24.46%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Fundamental Large Cap Core ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Fundamental Large Cap Core ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46 % of the average value of its portfolio.
Portfolio Turnover, Rate		46.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of companies with large market capitalizations . The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by Fidelity Management & Research Company LLC (FMR) (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to February 26, 2024, the fund was named Fidelity ® New Millennium ETF, and the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.41%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		15.35%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(11.03%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | After Taxes on Distributions | Fidelity Fundamental Large Cap Core ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			27.40%													20.98%	[1]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Large Cap Core ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.55%													17.31%	[1]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Core ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													16.94%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Fidelity Fundamental Large Cap Growth ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.38%
Expense Example, with Redemption, 1 Year		$ 39
Expense Example, with Redemption, 3 Years		122
Expense Example, with Redemption, 5 Years		213
Expense Example, with Redemption, 10 Years		$ 480
Annual Return, Inception Date		Feb. 02, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.33%											5.98%	[2]
Annual Return [Percent]				32.33%	49.56%	(38.72%)
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Fundamental Large Cap Growth ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Fundamental Large Cap Growth ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of companies with large market capitalizations (which, for purposes of the fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). Investing in companies that Fidelity Management & Research Company LLC (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by FMR (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics. Effective December 11, 2025, normally investing at least 80% of assets in equity securities of growth companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to February 26, 2024, the fund was named Fidelity ® Growth Opportunities ETF, and the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		17.60%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		16.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.40%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions | Fidelity Fundamental Large Cap Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			32.30%											5.97%	[2]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Large Cap Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.16%											4.64%	[2]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											12.31%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			33.36%											14.02%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF | Fidelity Fundamental Large Cap Value ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.38%
Expense Example, with Redemption, 1 Year		$ 39
Expense Example, with Redemption, 3 Years		122
Expense Example, with Redemption, 5 Years		213
Expense Example, with Redemption, 10 Years		$ 480
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Value ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Fundamental Large Cap Value ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Fundamental Large Cap Value ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 44 % of the average value of its portfolio.
Portfolio Turnover, Rate		44.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of the fund's assets in equity securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by FMR (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics. Effective December 11, 2025, normally investing at least 80% of assets in equity securities of value companies with large market capitalizations. The Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Index or the S&P 500 ® Index. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | Fidelity Dividend ETF for Rising Rates
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.29%													11.04%				12.14%	[3]
Annual Return [Percent]				20.29%	13.61%	(9.45%)	26.02%	8.22%	26.55%	(3.23%)	19.51%
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Dividend ETF for Rising Rates
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Dividend ETF for Rising Rates seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Dividend Index for Rising Rates„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity Dividend Index for Rising RatesSM and in depositary receipts representing securities included in the index. The Fidelity Dividend Index for Rising Rates SM is designed to reflect the performance of stocks of large and mid-capitalization dividend-paying companies that are expected to continue to pay and grow their dividends and have a positive correlation of returns to increasing 10-year U.S. Treasury yields. The Fidelity Dividend Index for Rising Rates SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four fundamental characteristics: high dividend yield, low dividend payout ratio, high dividend growth, and positive correlation of returns to increasing 10-year U.S. Treasury yields. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. International stocks may comprise up to 10% of the index when the index is rebalanced. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		16.32%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.26%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions | Fidelity Dividend ETF for Rising Rates
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.45%													10.25%				11.30%	[3]
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions and Sales | Fidelity Dividend ETF for Rising Rates
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.44%													8.59%				9.71%	[3]
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | IXZ69
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Dividend Index for Rising Rates℠
Average Annual Return, Percent			20.47%													11.32%				12.47%
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | Fidelity High Dividend ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.71%													12.85%				12.53%	[4]
Annual Return [Percent]				21.71%	17.90%	(4.11%)	29.32%	2.85%	23.77%	(0.93%)	13.81%
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® High Dividend ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® High Dividend ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity High Dividend Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity High Dividend IndexSM and in depositary receipts representing securities included in the index. The Fidelity High Dividend Index SM is designed to reflect the performance of stocks of large and mid-capitalization high-dividend-paying companies that are expected to continue to pay and grow their dividends. The Fidelity High Dividend Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three fundamental characteristics: high dividend yield, low dividend payout ratio, and high dividend growth. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Sectors are weighted relative to the broader equity market depending on the yield characteristics of the sector. Sectors with higher dividend yields are overweighted, while sectors with lower dividend yields are underweighted. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. International stocks may comprise up to 10% of the index when the index is rebalanced. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.40%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.86%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(27.99%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | After Taxes on Distributions | Fidelity High Dividend ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			20.72%													11.85%				11.42%	[4]
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | After Taxes on Distributions and Sales | Fidelity High Dividend ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.31%													9.98%				9.88%	[4]
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | IXZ6K
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity High Dividend Index℠
Average Annual Return, Percent			21.94%													13.13%				12.85%
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | Fidelity Low Volatility Factor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.09%													10.98%				12.81%	[5]
Annual Return [Percent]				16.09%	16.29%	(10.38%)	23.78%	12.43%	30.45%	0.54%	19.96%
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Low Volatility Factor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Low Volatility Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Portfolio Turnover, Rate		19.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Low Volatility Factor IndexSM. The Fidelity U.S. Low Volatility Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market. The Fidelity U.S. Low Volatility Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three measures of volatility: low volatility of returns, low beta (a measure of market sensitivity), and low earnings volatility. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.00%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.68%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(18.86%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | After Taxes on Distributions | Fidelity Low Volatility Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.69%													10.60%				12.39%	[5]
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | After Taxes on Distributions and Sales | Fidelity Low Volatility Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.79%													8.67%				10.47%	[5]
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity Low Volatility Factor ETF | IXZ6B
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Low Volatility Factor Index℠
Average Annual Return, Percent			16.27%													11.26%				13.08%
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | Fidelity Momentum Factor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.77%													14.76%				14.13%	[6]
Annual Return [Percent]				32.77%	24.71%	(19.16%)	22.28%	21.62%	24.98%	(3.72%)	23.72%
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Momentum Factor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Momentum Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Momentum Factor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 121 % of the average value of its portfolio.
Portfolio Turnover, Rate		121.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Momentum Factor IndexSM. The Fidelity U.S. Momentum Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that exhibit positive momentum signals. The Fidelity U.S. Momentum Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four measures of momentum: high total returns, high volatility-adjusted returns, high positive earnings surprises, and low average short interest. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		19.97%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.15%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.00%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | After Taxes on Distributions | Fidelity Momentum Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			32.43%													14.50%				13.84%	[6]
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | After Taxes on Distributions and Sales | Fidelity Momentum Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.55%													11.82%				11.66%	[6]
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity Momentum Factor ETF | IXZ6D
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Momentum Factor Index℠
Average Annual Return, Percent			33.01%													15.07%				14.46%
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | Fidelity Quality Factor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.08%													13.31%				13.80%	[7]
Annual Return [Percent]				22.08%	24.13%	(19.53%)	31.84%	16.18%	27.48%	(3.73%)	22.81%
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Quality Factor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Quality Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Quality Factor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Quality Factor IndexSM. The Fidelity U.S. Quality Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with a higher quality profile than the broader market. The Fidelity U.S. Quality Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three measures of quality: high free cash flow margin, high return on invested capital, and high free cash flow stability. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		15.19%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.31%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(18.56%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | After Taxes on Distributions | Fidelity Quality Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			21.72%													12.92%				13.39%	[7]
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | After Taxes on Distributions and Sales | Fidelity Quality Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.31%													10.59%				11.34%	[7]
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity Quality Factor ETF | IXZ6H
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Quality Factor Index℠
Average Annual Return, Percent			22.27%													13.59%				14.11%
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | Fidelity Small-Mid Multifactor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Feb. 26, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.31%													10.53%		10.64%	[8]
Annual Return [Percent]				15.31%	17.28%	(11.14%)	26.05%	8.90%
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small-Mid Multifactor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Small-Mid Multifactor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Small-Mid Multifactor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity Small-Mid Multifactor IndexSM. The Fidelity Small-Mid Multifactor Index SM is designed to reflect the performance of stocks of small- and mid-capitalization U.S. companies with attractive valuations, high quality profiles, positive momentum signals, and lower volatility than the broader market, as represented by the Fidelity U.S. Extended Investable Market Index SM . The Fidelity Small-Mid Multifactor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked and given a composite score based on four factors: valuation, quality, momentum, and volatility. Within each sector, stocks are weighted based on their market capitalization weight in the Fidelity U.S. Extended Investable Market Index SM plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		8.09%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		21.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.38%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions | Fidelity Small-Mid Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.92%													10.13%		10.23%	[8]
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions and Sales | Fidelity Small-Mid Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.28%													8.27%		8.42%	[8]
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | IXYW4
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Small-Mid Multifactor Index℠
Average Annual Return, Percent			15.45%													10.82%		10.95%
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | WA008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Completion Total Stock Market Index℠
Average Annual Return, Percent			16.88%													9.76%		9.95%
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			23.88%													13.78%		14.57%
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | Fidelity Stocks for Inflation ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Nov. 05, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			25.41%													13.04%		13.64%	[9]
Annual Return [Percent]				25.41%	15.34%	(7.05%)	34.40%	2.12%
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Stocks for Inflation ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Stocks for Inflation ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity Stocks for Inflation Factor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77 % of the average value of its portfolio.
Portfolio Turnover, Rate		77.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity Stocks for Inflation Factor IndexSM. The Fidelity Stocks for Inflation Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with attractive valuations, high quality profiles and positive momentum signals, emphasizing industries that tend to outperform in inflationary environments. The Fidelity Stocks for Inflation Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three factors: valuation, quality, and momentum. Within each sector, stocks are weighted based on their market cap weight in the broader U.S. equity market plus an overweight adjustment that is equal for all constituents within that sector. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		17.03%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.48%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | After Taxes on Distributions | Fidelity Stocks for Inflation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			25.00%													12.41%		13.01%	[9]
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | After Taxes on Distributions and Sales | Fidelity Stocks for Inflation ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.29%													10.23%		10.75%	[9]
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%		14.99%
FidelityFactorETFs-ComboPRO | Fidelity Stocks for Inflation ETF | IXXSE
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Stocks for Inflation Factor Index℠
Average Annual Return, Percent			25.64%													13.35%		13.96%
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | Fidelity U.S. Multifactor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 15, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.58%													14.92%	[10]
Annual Return [Percent]				23.58%	18.10%	(10.90%)	29.39%
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® U.S. Multifactor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® U.S. Multifactor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Multifactor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43 % of the average value of its portfolio.
Portfolio Turnover, Rate		43.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Multifactor Index„ . The Fidelity U.S. Multifactor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with attractive valuations, high quality profiles, positive momentum signals, and lower volatility than the broader market. The Fidelity U.S. Multifactor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks in the universe are given a composite score based on four factors: valuation, quality, momentum, and volatility. Stocks with the highest composite scores are identified for inclusion in the index. Within each sector, stocks are weighted based on their market capitalization in the broader U.S. equity market plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2021
Highest Quarterly Return		10.58%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(11.32%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | After Taxes on Distributions | Fidelity U.S. Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			23.15%													14.39%	[10]
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | After Taxes on Distributions and Sales | Fidelity U.S. Multifactor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.24%													11.77%	[10]
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.88%
FidelityFactorETFs-ComboPRO | Fidelity U.S. Multifactor ETF | IXXRF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Multifactor Index℠
Average Annual Return, Percent			23.80%													15.18%
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | Fidelity Value Factor ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.15%
Expense Example, with Redemption, 1 Year		$ 15
Expense Example, with Redemption, 3 Years		48
Expense Example, with Redemption, 5 Years		85
Expense Example, with Redemption, 10 Years		$ 192
Annual Return, Inception Date		Sep. 12, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.12%													12.11%				13.26%	[11]
Annual Return [Percent]				18.12%	23.02%	(14.33%)	30.65%	8.87%	29.54%	(7.08%)	21.90%
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Value Factor ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity ® Value Factor ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor Index„ .
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42 % of the average value of its portfolio.
Portfolio Turnover, Rate		42.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Factor IndexSM. The Fidelity U.S. Value Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations. The Fidelity U.S. Value Factor Index SM is constructed using Fidelity's rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on four measures of value: high free-cash-flow yield; low enterprise value to earnings before interest, taxes, depreciation and amortization; low price to tangible book value; and low price to future earnings. Within each sector, composite scores are adjusted based on market capitalization. Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		13.48%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.76%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(25.25%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | After Taxes on Distributions | Fidelity Value Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.65%													11.64%				12.78%	[11]
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | After Taxes on Distributions and Sales | Fidelity Value Factor ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.03%													9.57%				10.85%	[11]
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													14.28%				14.59%
FidelityFactorETFs-ComboPRO | Fidelity Value Factor ETF | IXZ6F
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Value Factor Index℠
Average Annual Return, Percent			18.30%													12.38%				13.57%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | Fidelity Blue Chip Growth ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	[12]	0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Annual Return, Inception Date		Jun. 02, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			39.30%													20.12%	[13]
Annual Return [Percent]				39.30%	57.72%	(39.01%)	21.11%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Blue Chip Growth ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund's investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus. The fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day's Tracking Basket compared to the holdings of the fund that formed the basis for the fund's calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund's actual portfolio in percentage terms. Normally investing primarily in equity securities. Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations. Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		15.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		20.63%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | After Taxes on Distributions | Fidelity Blue Chip Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			39.27%													20.11%	[13]
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | After Taxes on Distributions and Sales | Fidelity Blue Chip Growth ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			23.30%													16.37%	[13]
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													16.61%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Growth ETF | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			33.36%													19.21%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | Fidelity Blue Chip Value ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	[14]	0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Annual Return, Inception Date		Jun. 02, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.33%													12.76%	[15]
Annual Return [Percent]				10.33%	5.53%	(2.48%)	26.12%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Blue Chip Value ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Value ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund's investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus. The fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day's Tracking Basket compared to the holdings of the fund that formed the basis for the fund's calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund's actual portfolio in percentage terms. Normally investing primarily in equity securities. Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations. Investing in companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in blue chip value companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.21%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		12.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(8.04%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | After Taxes on Distributions | Fidelity Blue Chip Value ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			9.86%													12.16%	[15]
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | After Taxes on Distributions and Sales | Fidelity Blue Chip Value ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.43%													10.06%	[15]
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%													16.61%
FidelityActiveEquityETFs-ComboPRO | Fidelity Blue Chip Value ETF | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Value Index
Average Annual Return, Percent			14.37%													13.29%
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | Fidelity Fundamental Small-Mid Cap ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.43%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		$ 542
Annual Return, Inception Date		Feb. 02, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.66%											8.49%	[16]
Annual Return [Percent]				14.66%	17.17%	(16.43%)
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Fundamental Small-Mid Cap ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Fundamental Small-Mid Cap ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66 % of the average value of its portfolio.
Portfolio Turnover, Rate		66.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund's investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus. The fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day's Tracking Basket compared to the holdings of the fund that formed the basis for the fund's calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund's actual portfolio in percentage terms. Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies with small to medium market capitalizations . The Adviser generally defines small to medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 TM . Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by Fidelity Management & Research Company LLC (FMR) (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		9.13%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.70%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | After Taxes on Distributions | Fidelity Fundamental Small-Mid Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.49%											8.34%	[16]
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Small-Mid Cap ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.80%											6.62%	[16]
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | RS025
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2500™ Index
Average Annual Return, Percent			12.00%											4.67%
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											11.69%
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | Fidelity Magellan ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	[17]	0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Annual Return, Inception Date		Feb. 02, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.31%											11.99%	[18]
Annual Return [Percent]				28.31%	31.27%	(26.87%)
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Magellan℠ ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Magellan ℠ ETF seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate		70.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund's investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus. The fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day's Tracking Basket compared to the holdings of the fund that formed the basis for the fund's calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund's actual portfolio in percentage terms. Normally investing primarily in equity securities. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.03%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		16.20%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.66%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | After Taxes on Distributions | Fidelity Magellan ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			28.26%											11.94%	[18]
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | After Taxes on Distributions and Sales | Fidelity Magellan ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.79%											9.46%	[18]
FidelityActiveEquityETFs-ComboPRO | Fidelity Magellan ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											13.33%
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | Fidelity Real Estate Investment ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	[19]	0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Annual Return, Inception Date		Feb. 02, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.65%											5.50%	[20]
Annual Return [Percent]				5.65%	10.92%	(24.83%)
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Real Estate Investment ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Investment ETF seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expenses Restated to Reflect Current [Text]		Adjusted to reflect current fees.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund's investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus. The fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day's Tracking Basket compared to the holdings of the fund that formed the basis for the fund's calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund's actual portfolio in percentage terms. Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		3.40%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		17.05%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(13.50%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | After Taxes on Distributions | Fidelity Real Estate Investment ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.72%											4.60%	[20]
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | After Taxes on Distributions and Sales | Fidelity Real Estate Investment ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.48%											3.97%	[20]
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											13.33%
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF | IXW9P
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI US IMI Real Estate 25/50 Index
Average Annual Return, Percent			5.05%											4.47%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | Fidelity MSCI Communication Services Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			33.19%													11.40%						10.51%
Annual Return [Percent]				33.19%	44.43%	(38.91%)	13.84%	28.25%	27.06%	(5.45%)	3.59%	23.15%	3.26%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Communication Services Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Communication Services Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Communication Services 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Communication Services 25/50 Index. The MSCI USA IMI Communication Services 25/50 Index represents the performance of the communication services sector in the U.S. equity market. The index consists of U.S. companies that are classified in the communication services sector according to the Global Industry Classification Standard (GICS ® ). The GICS ® communication services sector contains companies that provide interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Communication Services 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2018, the fund's underlying index was named MSCI USA IMI Telecommunication Services 25/50 Index and had a different composition. Returns shown for the periods prior to December 1, 2018 are attributable to the index's prior composition. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		21.90%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		21.98%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(21.43%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions | Fidelity MSCI Communication Services Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			32.89%													11.16%						9.87%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Communication Services Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.83%													9.04%						8.40%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | MC024
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI Communication Services 25/50 Index
Average Annual Return, Percent			33.34%													11.51%						10.64%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Communication Services Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | Fidelity MSCI Consumer Discretionary Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.45%													16.02%						14.00%
Annual Return [Percent]				24.45%	40.42%	(35.21%)	24.34%	49.33%	27.53%	(0.74%)	22.78%	6.64%	6.39%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Consumer Discretionary Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Consumer Discretionary Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Discretionary 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5 % of the average value of its portfolio.
Portfolio Turnover, Rate		5.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Consumer Discretionary 25/50 Index. The MSCI USA IMI Consumer Discretionary 25/50 Index represents the performance of the consumer discretionary sector in the U.S. equity market. The index consists of securities of U.S. companies that are classified in the consumer discretionary sector according to the Global Industry Classification Standard (GICS ® ). The GICS ® consumer discretionary sector encompasses those industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, textiles and apparel and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Discretionary 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.16%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		38.33%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(25.23%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions | Fidelity MSCI Consumer Discretionary Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.22%													15.80%						13.71%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Consumer Discretionary Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.61%													12.91%						11.71%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF | IXWMW
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠
Average Annual Return, Percent			24.58%													15.97%						14.04%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | Fidelity MSCI Consumer Staples Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.29%													8.22%						8.07%
Annual Return [Percent]				13.29%	2.29%	(1.77%)	17.51%	11.00%	26.73%	(8.30%)	12.51%	5.92%	5.65%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Consumer Staples Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Consumer Staples Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Staples 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Consumer Staples 25/50 Index. The MSCI USA IMI Consumer Staples 25/50 Index represents the performance of the consumer staples sector in the U.S. equity market. The index consists of U.S. companies that are classified in the consumer staples sector according to the GICS ® . The GICS ® consumer staples sector comprises companies with businesses that are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Staples 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		2.67%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		12.30%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.56%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions | Fidelity MSCI Consumer Staples Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.68%													7.59%						7.40%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Consumer Staples Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.29%													6.39%						6.40%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Staples Index ETF | IXWMX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠
Average Annual Return, Percent			13.41%													8.34%						8.20%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | Fidelity MSCI Energy Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.63%													12.60%						4.21%
Annual Return [Percent]				6.63%	0.04%	63.13%	55.48%	(33.11%)	9.23%	(19.95%)	(2.43%)	27.03%	(23.00%)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Energy Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Energy Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Energy 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7 % of the average value of its portfolio.
Portfolio Turnover, Rate		7.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Energy 25/50 Index. The MSCI USA IMI Energy 25/50 Index represents the performance of the energy sector in the U.S. equity market. The index consists of U.S. companies that are classified in the energy sector according to the GICS ® . The GICS ® energy sector comprises companies principally engaged in the construction or provision of oil rigs, drilling equipment and other energy related service and equipment, including seismic data collection, and companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Energy 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.24%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		39.05%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(52.13%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | After Taxes on Distributions | Fidelity MSCI Energy Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.87%													11.54%						3.29%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Energy Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.47%													9.78%						3.05%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF | IXWMY
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Energy Index ETF Capped Linked Index℠
Average Annual Return, Percent			6.73%													12.69%						4.30%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Fidelity MSCI Financials Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			30.46%													11.53%						11.33%
Annual Return [Percent]				30.46%	14.03%	(12.24%)	35.10%	(2.16%)	31.62%	(13.36%)	19.98%	24.74%	(0.62%)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Financials Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Financials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Financials 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Financials 25/50 Index. The MSCI USA IMI Financials 25/50 Index represents the performance of the financial sector in the U.S. equity market. The index consists of U.S. companies that are classified in the financial sector according to the GICS ® . The GICS ® financial sector contains companies involved in activities such as banking, mortgage finance, including mortgage REITS, consumer finance, payment processing, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Financials 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		12.49%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		25.33%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(33.09%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | After Taxes on Distributions | Fidelity MSCI Financials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			29.94%													10.95%						10.73%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Financials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.33%													9.03%						9.19%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | IXWMZ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Financials Index ETF Capped Linked Index℠
Average Annual Return, Percent			30.57%													11.62%						11.44%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | Fidelity MSCI Health Care Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.60%													7.17%						8.79%
Annual Return [Percent]				2.60%	2.48%	(5.45%)	20.37%	18.13%	21.94%	5.52%	23.31%	(3.33%)	7.04%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Health Care Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Health Care Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Health Care 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3 % of the average value of its portfolio.
Portfolio Turnover, Rate		3.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Health Care 25/50 Index. The MSCI USA IMI Health Care 25/50 Index represents the performance of the health care sector in the U.S. equity market. The index consists of U.S. companies that are classified in the health care sector according to the GICS ® . The GICS ® health care sector encompasses two main industry groups. The first group includes companies that manufacture health care equipment and supply or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Health Care 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		3.52%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.37%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.09%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | After Taxes on Distributions | Fidelity MSCI Health Care Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.25%													6.80%						8.38%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Health Care Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.81%													5.60%						7.11%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Health Care Index ETF | IXWN0
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Health Care Index ETF Capped Linked Index℠
Average Annual Return, Percent			2.68%													7.26%						8.89%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | Fidelity MSCI Industrials Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.39%													12.49%						11.16%
Annual Return [Percent]				16.39%	22.55%	(8.33%)	21.13%	13.71%	30.68%	(13.81%)	22.10%	20.68%	(3.63%)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Industrials Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Industrials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Industrials 25/25 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3 % of the average value of its portfolio.
Portfolio Turnover, Rate		3.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Industrials 25/25 Index. The MSCI USA IMI Industrials 25/25 Index represents the performance of the industrial sector in the U.S. equity market. The index consists of U.S. companies that are classified in the industrial sector according to the GICS ® . The GICS ® industrials sector includes companies principally engaged in one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment and industrial machinery, the provision of commercial services and supplies, including printing, employment, environmental and office services and the provision of transportation services, including airlines, couriers, marine, road and rail and transportation infrastructure. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Industrials 25/25 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		17.79%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.44%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(27.09%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | After Taxes on Distributions | Fidelity MSCI Industrials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.97%													12.09%						10.72%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Industrials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.96%													9.90%						9.12%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Industrials Index ETF | IXWN1
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Industrials Index ETF Capped Linked Index℠
Average Annual Return, Percent			16.51%													12.59%						11.27%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | Fidelity MSCI Information Technology Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			29.47%													21.60%						20.52%
Annual Return [Percent]				29.47%	53.27%	(29.57%)	30.40%	45.90%	48.67%	(0.18%)	37.08%	13.80%	5.05%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Information Technology Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Information Technology Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Information Technology 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9 % of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Information Technology 25/50 Index. The MSCI USA IMI Information Technology 25/50 Index represents the performance of the information technology sector in the U.S. equity market. The index consists of U.S. companies that are classified in the information technology sector according to the GICS ® . The GICS ® information technology sector covers the following general areas: technology software and services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment and related instruments; and semiconductors and semiconductor equipment manufacturers. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Information Technology 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		20.63%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		31.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(21.31%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions | Fidelity MSCI Information Technology Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			29.31%													21.36%						20.23%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Information Technology Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.55%													17.67%						17.67%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Information Technology Index ETF | IXWN2
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Information Technology Index ETF Capped Linked Index℠
Average Annual Return, Percent			29.59%													21.68%						20.62%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | Fidelity MSCI Materials Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.47%													9.00%						7.77%
Annual Return [Percent]				0.47%	13.66%	(11.55%)	27.60%	19.36%	23.55%	(17.40%)	23.41%	21.46%	(10.21%)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Materials Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Materials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Materials 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6 % of the average value of its portfolio.
Portfolio Turnover, Rate		6.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Materials 25/50 Index. The MSCI USA IMI Materials 25/50 Index represents the performance of the materials sector in the U.S. equity market. The index consists of U.S. companies that are classified in the materials sector according to the GICS ® . The GICS ® materials sector encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Materials 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.36%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		26.14%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(27.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | After Taxes on Distributions | Fidelity MSCI Materials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.09%													8.51%						7.28%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Materials Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.57%													7.05%						6.20%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Materials Index ETF | IXWN3
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Materials Index ETF Capped Linked Index℠
Average Annual Return, Percent			0.56%													9.05%						7.83%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | Fidelity MSCI Real Estate Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Annual Return, Inception Date		Feb. 02, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.13%													3.00%						4.98%	[21]
Annual Return [Percent]				5.13%	11.73%	(26.14%)	40.50%	(4.91%)	28.87%	(4.50%)	8.92%	8.06%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Real Estate Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Real Estate Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Real Estate 25/25 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7 % of the average value of its portfolio.
Portfolio Turnover, Rate		7.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Real Estate 25/25 Index. The MSCI USA IMI Real Estate 25/25 Index represents the performance of the real estate sector in the U.S. equity market. The index consists of securities of U.S. companies from the parent MSCI USA IMI Index that are classified in the real estate sector according to the GICS ® . The GICS ® real estate sector encompasses companies that own, operate and develop real estate properties, including offices, hotels, malls, shopping centers, data centers, industrial properties, apartment buildings, hospitals, senior living facilities, self-storage facilities, and other real estate properties. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Real Estate 25/25 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.70%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		18.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.18%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions | Fidelity MSCI Real Estate Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.86%													1.81%						3.54%	[21]
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Real Estate Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.24%													1.88%						3.28%	[21]
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.42%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Real Estate Index ETF | IXWN4
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Real Estate Index ETF Capped Linked Index℠
Average Annual Return, Percent			5.17%													3.13%						5.07%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | Fidelity MSCI Utilities Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.084%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.084%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		27
Expense Example, with Redemption, 5 Years		47
Expense Example, with Redemption, 10 Years		$ 108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.09%													6.13%						8.23%
Annual Return [Percent]				23.09%	(7.45%)	1.23%	17.38%	(0.54%)	24.92%	4.40%	12.33%	17.42%	(4.80%)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® MSCI Utilities Index ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® MSCI Utilities Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Utilities 25/50 Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing at least 80% of assets in securities included in the MSCI USA IMI Utilities 25/50 Index. The MSCI USA IMI Utilities 25/50 Index represents the performance of the utilities sector in the U.S. equity market. The index consists of U.S. companies that are classified in the utilities sector according to the GICS ® . The GICS ® utilities sector encompasses companies considered to be electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power, including from renewable sources. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Utilities 25/50 Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		18.29%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		18.70%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.12%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | After Taxes on Distributions | Fidelity MSCI Utilities Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			22.18%													5.35%						7.40%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Utilities Index ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.24%													4.66%						6.49%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%													14.53%						13.10%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Utilities Index ETF | IXWN5
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity MSCI Utilities Index ETF Capped Linked Index℠
Average Annual Return, Percent			23.21%													6.22%						8.35%
Document Type		485BPOS
Registrant Name		Fidelity Covington Trust

[1]	A From June 2, 2020 .
[2]	A From February 2, 2021 .
[3]	A From September 12, 2016 .
[4]	A From September 12, 2016 .
[5]	A From September 12, 2016 .
[6]	A From September 12, 2016 .
[7]	A From September 12, 2016 .
[8]	A From February 26, 2019 .
[9]	A From November 5, 2019 .
[10]	A From September 15, 2020 .
[11]	A From September 12, 2016 .
[12]	A Adjusted to reflect current fees.
[13]	A From June 2, 2020 .
[14]	A Adjusted to reflect current fees.
[15]	A From June 2, 2020 .
[16]	A From February 2, 2021 .
[17]	A Adjusted to reflect current fees.
[18]	A From February 2, 2021 .
[19]	A Adjusted to reflect current fees.
[20]	A From February 2 , 2021 .
[21]	A From February 2, 2015 .